RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) - Related Party [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	$ 11,619	$ (2,429,488)	$ (2,584,846)	$ (205,440)	$ (333,840)
Qiwei Miao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(16,698)	(1,021,847)	(1,045,660)	(53,507)	0
Zhidan Mao [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(97,295)	(301,110)	(596,096)	0	0
Hangzhou Shilian Office Equipment Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(21,683)	(138,874)	(533,479)	0	0
Chun Lyu [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties			(289,677)	0	0
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	(272,426)	(305,522)	(159,351)	0	65,668
Yun Li [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	149,707	0	(149,247)	0	0
Shanghai Yaodun Science And Technology Development Center Limited Partnership [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	(138,874)	(142,927)	(135,402)	(106,014)
Eshallgo Electrical Equipment Shanghai Co Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	(138,874)	(138,566)	0	0
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	69,496	(167,863)	(69,283)	0	0
Qinghai Chengchuang Ideal Trading Co. Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	(215,269)	237,405	(239,521)	0
Anhui New Yalian Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	0	64,170	64,028	40,886	(110,109)
Zhongyang Pan [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties			127,481	0	0
Peidong Xia [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties			115,010	0	0
Shanghai Mingzhe Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties			0	209,702	(218,895)
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Loan Transactions with Related Parties (Details) [Line Items]
Proceeds/collection from (payment/repayment made to) related parties	$ (52,788)	$ (65,425)	$ (4,484)	$ (27,598)	$ 35,510